Note 21 - Lease Liabilities (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Total lease liabilities	$ 21,936	$ 9,305		$ 5,847
IFRS 16 [Member]
Statement Line Items [Line Items]
Total lease liabilities			$ 3,700
Finance leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, pledged as security	300			600
Equipment Financing [member]
Statement Line Items [Line Items]
Property, plant and equipment, pledged as security	$ 3,300			$ 4,600
Proceeds from equipment financing obligations		$ 7,900
Borrowings, adjustment to interest rate basis	4.60%
Bottom of range [member]
Statement Line Items [Line Items]
Finance leases term	2 years
Operating leases remaning lease term	1 year
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	5.80%
Bottom of range [member] | IFRS 16 [Member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			5.80%
Bottom of range [member] | Finance leases [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.90%
Bottom of range [member] | Equipment Financing [member]
Statement Line Items [Line Items]
Quarterly lease terms		12
Top of range [member]
Statement Line Items [Line Items]
Finance leases term	4 years
Operating leases remaning lease term	10 years
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	11.20%
Top of range [member] | IFRS 16 [Member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			12.40%
Top of range [member] | Finance leases [member]
Statement Line Items [Line Items]
Borrowings, interest rate	7.50%
Top of range [member] | Equipment Financing [member]
Statement Line Items [Line Items]
Quarterly lease terms		16